Interest Income (Expense), Net - Summary of Interest Income (Expense), Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Banking and Thrift, Interest [Abstract]
Income	$ 226	$ 71	$ 13
Expense	(55)	(13)	(42)
Total	$ 171	$ 58	$ (29)